Investment Objectives and Goals - iShares A.I. Innovation and Tech Active ETF	Apr. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	ISHARES A.I. INNOVATION AND TECH ACTIVE ETF Ticker: BAI Stock Exchange: NYSE ARCA
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The iShares A.I. Innovation and Tech Active ETF (the “Fund”) (formerly known as “BlackRock Future A.I. and Tech ETF”) seeks to maximize total return.